Statutory Surplus Reserves And Restricted Net Assets (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Statutory Surplus Reserves and Restricted Net Assets [Line Items]
Net assets	$ 1,023,348	$ 984,743
Minimum [Member]
Statutory Surplus Reserves and Restricted Net Assets [Line Items]
Percentage of statutory surplus reserve	10.00%
Maximum [Member]
Statutory Surplus Reserves and Restricted Net Assets [Line Items]
Percentage of statutory surplus reserve	50.00%